Notes to the Consolidated Statements of Financial Position - Schedule of Amounts Recognized in Profit or Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation expense of right-of-use assets (see Note E.2.)	€ 342,313	€ 386,853	€ 377,925
Interest expense on lease liabilities	36,547	19,770	19,090
Rental expense from leases	11,055	10,429	6,261
Thereof short-term leases (included in administrative expenses)	3,960	4,168
Thereof leases of low-value assets (included in administrative expenses)	7,095	6,261	6,261
Total amounts recognized in profit or loss	€ 389,915	€ 417,052	€ 403,276